Statements Of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows - operating activities:
Net income	$ 713	$ 651	$ 545
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization, including regulatory amortization	866	806	777
Provision in lieu of deferred income taxes - net	32	55	18
Other - net	(1)	(3)	(3)
Changes in operating assets and liabilities:
Accounts receivable - trade	(78)	(53)	68
Inventories	4	(30)	(25)
Accounts payable - trade	(29)	21	30
Regulatory accounts related to reconcilable tariffs (Note 2)	33	(44)	66
Other - assets	(71)	(204)	33
Other - liabilities	56	76	(27)
Cash provided by operating activities	1,525	1,275	1,482
Cash flows - financing activities:
Issuances of long-term debt (Note 6)	1,810	2,460	1,150
Repayment of long-term debt (Note 6)	(1,164)	(1,094)	(825)
Proceeds of business acquisition bridge loan		600
Repayment of business acquisition bridge loan		(600)
Net increase (decrease) in short-term borrowings (Note 5)	24	(882)	(137)
Capital contributions from members (Note 8)	788	1,978	284
Distributions to members (Note 8)	(356)	(319)	(209)
Debt discount, premium, financing and reacquisition costs – net	(54)	(39)	(14)
Cash provided by financing activities	1,048	2,104	249
Cash flows - investing activities:
Capital expenditures (Note 11)	(2,540)	(2,097)	(1,767)
Business acquisition (Note 13)		(1,324)
Expenditures for third party in joint project	(96)
Reimbursement from third party in joint project	66
Other - net	20	43	18
Cash used in investing activities	(2,550)	(3,378)	(1,749)
Net change in cash and cash equivalents	23	1	(18)
Cash and cash equivalents - beginning balance	4	3	21
Cash and cash equivalents - ending balance	$ 27	$ 4	$ 3